Basis of Presentation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Basis of Presentation [Abstract]
Accumulated deficit	$ 42,231,642	$ 38,158,327
Net loss	$ 4,073,315	$ 1,580,285	$ 3,004,159